Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investment [Line Items]
Short-term investments	$ 1,038,037	$ 884,478
Unrestricted
Investment [Line Items]
Short-term investments	1,012,425	868,719
Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Investment [Line Items]
Short-term investments	25,612	15,759
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Interest earning demand and term deposits
Investment [Line Items]
Short-term investments	25,612	15,759
Maturing within three months | Unrestricted
Investment [Line Items]
Short-term investments	639,133	390,540
Maturing between three to six months | Unrestricted
Investment [Line Items]
Short-term investments	321,850	421,734
Maturing between six to twelve months | Unrestricted
Investment [Line Items]
Short-term investments	$ 51,442	$ 56,445